1
The Gabelli Global Content & Connectivity Fund
Schedule of Investments — September 30, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 98.3%
COMMUNICATION SERVICES  — 72.3%
Media & Entertainment  — 36.5%
Interactive Media & Services  — 16.4%
Interactive Media & Services  — 16.4%
2,800 Alphabet Inc., Cl. C† .................................. $ 7,462,868
18,000 Facebook Inc., Cl. A† ................................. 6,109,020
13,571,888
Media  — 11.3%
Cable & Satellite  — 11.3%
90,000 Comcast Corp., Cl. A ................................. 5,033,700
20,000 DISH Network Corp., Cl. A† ....................... 869,200
52,000 Liberty Global plc, Cl. C† ........................... 1,531,920
100,000 WideOpenWest Inc.† ................................. 1,965,000
9,399,820
Entertainment  — 8.8%
Movies & Entertainment  — 7.5%
180,000 Bollore SA ................................................. 1,043,557
125,000 Borussia Dortmund GmbH & Co. KGaA† .... 697,327
17,000 Liberty Media Corp.- Liberty Braves, Cl. C† 449,140
4,000 Madison Square Garden Sports Corp.† ...... 743,800
65,000 Manchester United plc, Cl. A ...................... 1,259,050
150,000 OL Groupe SA† ......................................... 385,731
10,000 The Walt Disney Co.† ................................ 1,691,700
6,270,305
Interactive Home Entertainment  — 1.3%
3,500 Take-Two Interactive Software Inc.† ........... 539,245
8,500 Ubisoft Entertainment SA† ......................... 510,809
1,050,054
Telecommunication Services  — 35.8%
Wireless Telecommunication Services  — 24.1%
Wireless Telecommunication Services  — 24.1%
50,000 America Movil SAB de CV, Cl. L, ADR ......... 883,500
30,000 Anterix Inc.† ............................................. 1,821,000
25,000 KDDI Corp. ................................................ 829,103
45,000 Millicom International Cellular SA, SDR† .... 1,635,121
100,000 MTN Group Ltd.† ...................................... 938,723
20,000 Rogers Communications Inc., Cl. B ............ 932,800
155,000 Sistema PJSC FC, GDR .............................. 1,145,450
70,000 SoftBank Group Corp. ................................ 4,075,655
45,000 T-Mobile US Inc.† ...................................... 5,749,200
60,000 Turkcell Iletisim Hizmetleri A/S, ADR .......... 261,000
25,000 United States Cellular Corp.† ..................... 797,250
60,000 Vodafone Group plc, ADR .......................... 927,000
19,995,802
Diversified Telecommunication Services  — 11.7%
Integrated Telecommunication Services  — 10.2%
25,000 AT&T Inc. .................................................. 675,250
37,415,054 Cable & Wireless Jamaica Ltd.†(a) ............. 293,825
Shares
Market
Value
90,000 Deutsche Telekom AG ................................ $ 1,813,559
37,000 Telenor ASA .............................................. 623,456
87,000 Telephone and Data Systems Inc. ............... 1,696,500
48,000 TELUS Corp. ............................................. 1,054,080
43,000 Verizon Communications Inc. .................... 2,322,430
8,479,100
Alternative Carriers  — 1.5%
100,000 Lumen Technologies Inc. ........................... 1,239,000
TOTAL COMMUNICATION SERVICES ...... 60,005,969
INFORMATION TECHNOLOGY  — 9.2%
Software & Services  — 6.0%
IT Services  — 3.3%
Data Processing & Outsourced Services  — 2.6%
3,200 Mastercard Inc., Cl. A ................................ 1,112,576
2,500 PayPal Holdings Inc.† ................................ 650,525
1,800 Visa Inc., Cl. A ........................................... 400,950
2,164,051
Internet Services and Infrastructure  — 0.7%
20,000 GMO internet Inc. ...................................... 515,028
Software  — 2.7%
Systems Software  — 2.7%
8,000 Microsoft Corp. ......................................... 2,255,360
Technology Hardware & Equipment  — 3.2%
Technology Hardware, Storage & Peripherals  — 2.0%
Technology Hardware, Storage & Peripherals  — 2.0%
12,000 Apple Inc. ................................................. 1,698,000
Electronic Equipment, Instruments &
Components  — 1.2%
Electronic Equipment & Instruments  — 1.2%
9,000 Sony Group Corp., ADR ............................. 995,220
TOTAL INFORMATION TECHNOLOGY ...... 7,627,659
CONSUMER DISCRETIONARY  — 7.7%
Retailing  — 7.5%
Internet & Direct Marketing Retail  — 7.5%
Internet & Direct Marketing Retail  — 7.5%
12,000 Alibaba Group Holding Ltd., ADR† ............. 1,776,600
55,000 Prosus NV ................................................. 4,395,301
6,171,901
Consumer Services  — 0.2%
Hotels, Restaurants & Leisure  — 0.2%
Casinos & Gaming  — 0.2%
375,000 Sportech plc† ............................................ 186,952
TOTAL CONSUMER DISCRETIONARY ...... 6,358,853

The Gabelli Global Content & Connectivity Fund
Schedule of Investments (Continued) — September 30, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
FINANCIALS  — 5.1%
Diversified Financials  — 5.1%
Diversified Financial Services  — 5.1%
Multi-Sector Holdings  — 5.1%
73,000 Kinnevik AB, Cl. B† .................................... $ 2,577,898
4,460 Old Mutual Ltd.(a) ..................................... 4,171
140,000 VNV Global AB† ........................................ 1,680,755
12,000 Waterloo Investment Holdings Ltd.†(a) ...... 3,600
4,266,424
TOTAL FINANCIALS .......................... 4,266,424
REAL ESTATE  — 4.0%
Real Estate  — 4.0%
Equity Real Estate Investment Trusts  — 4.0%
Specialized REITs  — 4.0%
5,000 Crown Castle International Corp., REIT ....... 866,600
7,000 Digital Realty Trust Inc., REIT ..................... 1,011,150
1,800 Equinix Inc., REIT ...................................... 1,422,234
3,299,984
TOTAL REAL ESTATE ......................... 3,299,984
TOTAL COMMON STOCKS .................. 81,558,889
CLOSED-END FUNDS — 0.0%
CONSUMER DISCRETIONARY  — 0.0%
Retailing  — 0.0%
Internet & Direct Marketing Retail  — 0.0%
Internet & Direct Marketing Retail  — 0.0%
5,800 Altaba Inc., Escrow† .................................. 38,135
PREFERRED STOCKS — 1.1%
INFORMATION TECHNOLOGY  — 1.1%
Technology - Hardware and Equipment  — 1.1%
Technology Hardware, Storage & Peripherals  — 1.1%
Technology Hardware, Storage & Peripherals  — 1.1%
15,000 Samsung Electronics Co. Ltd., 10.630% ..... 881,757
RIGHTS — 0.0%
COMMUNICATION SERVICES  — 0.0%
Media & Entertainment  — 0.0%
Entertainment  — 0.0%
Movies & Entertainment  — 0.0%
125,000 Borussia Dortmund GmbH & Co. KGaA,
expire 10/06/21† .................................... 2,461
Shares
Market
Value
WARRANTS — 0.1%
FINANCIALS  — 0.1%
Diversified Financials  — 0.1%
Diversified Financial Services  — 0.1%
Multi-Sector Holdings  — 0.1%
31,463 VNV Global AB, expire 08/10/23† ............... $ 43,128
Principal
Amount
CORPORATE BONDS — 0.0%
COMMUNICATION SERVICES  — 0.0%
Telecommunication Services  — 0.0%
Wireless Telecommunication Services  — 0.0%
Wireless Telecommunication Services  — 0.0%
$ 32,808 Econet Wireless Zimbabwe Ltd.,
5.000%, 03/17/23(a) .............................. 1,532
U.S. GOVERNMENT OBLIGATIONS — 0.5%
400,000 U.S. Cash Management Bill
0.032%††, 11/01/21 ................................. 399,981
TOTAL INVESTMENTS — 100.0%
(Cost $50,387,190) ................................ $ 82,925,883
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yield at date of purchase.
ADR American Depositary Receipt
GDR Global Depositary Receipt
REIT Real Estate Investment Trust
SDR Swedish Depositary Receipt
Geographic Diversification
% of
Market
Value
Market
Value
North America ...................... 61.5% $ 51,008,226
Europe .............................. 25.0 20,720,475
Japan ............................... 7.7 6,415,005
Asia/Pacific ......................... 3.2 2,658,357
Latin America ....................... 1.4 1,180,925
South Africa ......................... 1.2 942,895
100.0% $ 82,925,883